NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE	12 Months Ended
Dec. 31, 2022
NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE
NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE
26.  NEW STANDARDS AND INTERPRETATIONS NOT YET IN FORCE

The IASB issued the following new standards, interpretations, and amendments, but they are not applicable for annual periods beginning after January 1, 2022. Premature adoption is prohibited. In addition, the Company believes, based on an initial review, that the adoption of the following standards/amendments will not have a material impact on its consolidated results or financial position.

Applicable standard	Major requirements or changes to accounting policy
Interest Rate Benchmark Reform (Phase 2) Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Effective from the year ended December 31, 2021

The amendments are applicable when an existing interest rate benchmark is replaced by another interest rate benchmark. The amendments provide a practical expedient that modifications to asset and liability values as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis (i.e., where the basis for determining contractual cash flows is the same), can be accounted for by only updating the effective interest rate. Additionally, hedge accounting is not discontinued solely because of the replacement of another interest rate benchmark. Hedging relationships (and related documentation) must instead be amended to reflect modifications to the hedged item, hedging instrument and hedged risk.

IFRS 17 Insurance Contracts Effective January 1, 2023.

The purpose of IFRS 17 is to provide insurers with a more useful and consistent accounting model for insurance contracts. For periods beginning on or after January 1, 2023, IFRS 17 require the presentation of comparative values. IFRS 17 may be adopted early if IFRS 9 and IFRS 15 are also adopted on the same date or before the initial adoption of IFRS 17. The Cosan Group is not significantly affected by this standard.

Amendments to IAS 8 Effective January 1, 2023.

The IASB issued amendments to IAS 8 in February 2021, introducing the definition of "accounting estimates." The modifications clarify the distinction between changes in accounting estimates, accounting policy changes, and error correction. In addition, they specify how entities should utilize measurement techniques and inputs to develop accounting estimates. The amendments will apply to changes in accounting policies and estimates that occur on or after January 1, 2023, for periods beginning on or after that date. Premature adoption is permissible if disclosed. The modifications are not anticipated to have a substantial impact on Cosan Group's financial statements.

Amendments to IAS 12/ Effective January 1, 2023.

In May 2021, the Board issued amendments to IAS 12 that restrict the scope of the initial recognition exception so that it no longer applies to transactions that result in equal taxable and deductible temporary differences. The modifications are applicable to transactions that occur in annual periods beginning on or after the earliest comparable period presented. In addition, a deferred tax asset (provided there is sufficient taxable profit available) and a deferred tax liability should be recognized at the beginning of the earliest comparative period presented for all deductible and taxable temporary differences associated with leases and decommissioning obligations. The Cosan Group is currently evaluating the effects of these modifications.

Amendments to IFRS 16 Effective January 1, 2024.

The Board issued amendments to IFRS 16 regarding sale and leaseback transactions in September 2022. The amendment to IFRS 16 specifies the requirements that a seller/lessee must adhere to when calculating the lease arising from a sale-and-leaseback transaction, so that the seller/lessee does not recognize any gain or loss related to the right-of-use. The Group is currently evaluating the effects of these modifications.

All other standards or amendments to standards issued by the IASB and which are effective as of January 1, 2022 are not applicable or relevant to the Company and its subsidiaries.